Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Invesco Commercial Real Estate Finance Trust, Inc.

1331 Spring Street NW.

Atlanta, Georgia 30309

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Invesco Commercial Real Estate Finance Trust, Inc. (the “Company,” as the engaging party) and Morgan Stanley & Co. LLC, Barclays Capital Inc., Citigroup Global Markets Inc., Wells Fargo Securities, LLC, BMO Capital Markets Corp., Bank of Montreal and Capital One Securities, Inc., who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the INCREF 2025-FL1 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 28 mortgage loans (the “Mortgage Loan Individual Assets”) and three Cross Defaulted Loans Parent Level (defined below) (together with Mortgage Loan Individual Assets, the “Mortgage Loan Assets”) secured by 98 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of Mortgage Loan Assets and Mortgaged Properties (collectively the “Collateral”) as of the closing date of the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Individual Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	1

regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of April 9, 2025.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on April 21, 2025 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	INCREF 2025-FL1 Tape 4.21.25vF.xlsx (provided on April 21, 2025).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	2

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit, appraisal summary and/or a restricted appraisal document.
•	The phrase “Brooklyn Townhouse Portfolio - PP Dates & Costs Breakdown” refers to the Excel file “Brooklyn Townhouse Portfolio - PP Dates & Costs Breakdown.xlsx”
•	The phrase “Cash Management Agreement” refers to signed or draft cash management agreement and/or deposit and control account agreement.
•	The phrase “Engineering Report” refers to a draft or final property condition assessment document or exhibit.
•	The phrase “Environmental Report” refers to a final phase I and phase II (if applicable) environmental document or exhibit.
•	The phrase “Flood Zone Determination” refers to flood zone determination form.
•	The phrase “Ground Lease” refers to the signed ground lease agreement, ground lease estoppel and/or assumptions or riders thereof.
•	The phrase “Guaranty Agreement” refers to a signed or draft guaranty agreement or environmental indemnity agreement.
•	The phrase “Insurance Binder” refers to a certificate of insurance and/or insurance risk analysis.
•	The phrase “Interest Rate Cap Agreement” refers to a signed or draft interest rate cap agreement, interest rate cap confirmation or a transaction summary document.
•	The phrase “Loan Agreement” refers to a signed or draft loan agreement and any amendments, slip pages or exhibits thereof, a signed or draft promissory note, purchase and assignment agreement, master credit agreement, mortgage loan annex, joinder, amendment and reaffirmation agreement, Subordinate Debt Loan Agreement (defined below) and/or other security agreements.
•	The phrase “LLC Agreement” refers to a Limited Liability Company Agreement.
•	The phrase “Management Agreement” refers to signed management agreements and any amendments, assignments or assumptions thereof.
•	The phrase “Organizational Chart” refers to a document containing a diagram that shows the ownership structure of the borrower and related borrower entities.
•	The phrase “Seismic Report” refers to a seismic assessment document or exhibit.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	3

•	The phrase “Servicing Report” refers to a schedule dated as of April 9, 2025 of loan and escrow balances.
•	The phrase “Settlement Statement” refers to a borrower, title company and/or lender mortgage loan closing statement, indicating the sources and uses of dispersed funds.
•	The phrase “Stub Interest and Reserves” refers to the excel files “Enclave 425 stub int and reserves.xlsx” and “Arches on the Lake stub int and reserves.xlsx”.
•	The phrase “Subordinate Debt Loan Agreement” refers to a signed mezzanine, junior or other subordinate loan agreement and promissory note.
•	The phrase “Title Policy” refers to a signed title policy.
•	The phrase “Underwriting File” refers to the electronic underwriting file consisting of historical and underwritten cash flow statements prepared by the Company’s underwriting team and underwritten or borrower provided rent roll.
•	The phrase “Zoning Report” refers to a signed zoning report.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From February 3, 2025 through April 20, 2025, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	4

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers

New York, NY

April 21, 2025

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	5

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	6

INCREF 2025-FL1	EXHIBIT A
Loan File Review Procedures

Exhibit A - Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
1	Report Index	None - Company Provided	None
2	Current Reporting Date	None - Company Provided	None
3	Collateral Interest Number	None - Company Provided	None
4	Collateral Interest Type	Recalculation	None
5	Collateral Interest Status	None - Company Provided	None
6	Collateral Interest / Property Flag	None - Company Provided	None
7	# of Properties	Appraisal Report	None
8	Collateral Interest/Mortgaged Property Name	None - Company Provided	None
9	Cross Collateralized and Cross Defaulted Loan Flag	Loan Agreement	None
10	Property Address	Appraisal Report	None
11	City	Appraisal Report	None
12	State	Appraisal Report	None
13	Zip Code	Appraisal Report, Engineering Report	None
14	County	Appraisal Report	None
15	Country	Appraisal Report	None
16	Year Built	Appraisal Report, Engineering Report	None
17	Year Renovated	Appraisal Report, Engineering Report	None
18	Property Type	Appraisal Report	None
19	Specific Property Type	Appraisal Report	None
20	Number of Units	Underwriting File	None
21	Unit of Measure	Underwriting File	None
22	Occupancy (%)	Underwriting File	None
23	Occupancy Date	Underwriting File	None
24	Ownership Interest	Title Policy	None
25	Loan Purpose (1)	Settlement Statement	None
26	Note Date	Loan Agreement	None
27	First Payment Date	Loan Agreement	None
28	Mortgage Loan Commitment Original Balance ($)	Loan Agreement	None
29	Mortgage Loan Commitment Original Balance / Unit ($)	Recalculation	None
30	Mortgage Loan Initial Funded Amount ($)	Loan Agreement	None
31	Mortgage Loan Initial Unfunded Future Funding Amount ($)	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	7

INCREF 2025-FL1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
32	Mortgage Loan Cut-off Date Balance ($)	Servicing Report, Loan Agreement, Settlement Statement	None
33	Mortgage Loan Cut-off Date Balance / Unit ($)	Recalculation	None
34	Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($)	Recalculation	None
35	Future Funding Advance Conditions	Loan Agreement	None
36	Mortgage Loan Balloon Balance ($)	Recalculation	None
37	Mortgage Loan Balloon Balance / Unit ($)	Recalculation	None
38	Mortgage Loan Annual Debt Service Payment (IO) ($)	Recalculation	None
39	Mortgage Loan Annual Debt Service Payment (P&I) ($)	Recalculation	None
40	Mortgage Loan Annual Debt Service Payment (Cap) ($)	Recalculation	None
41	Collateral Interest Cut-off Date Balance ($)	None - Company Provided	None
42	Aggregate Collateral Interest Cut-off Date Balance %	Recalculation	None
43	Collateral Interest Balloon Balance ($)	Recalculation	None
44	Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	Recalculation	None
45	Collateral Interest Annual Debt Service Payment (IO) ($)	Recalculation	None
46	Collateral Interest Annual Debt Service Payment (P&I) ($)	Recalculation	None
47	Collateral Interest Annual Debt Service Payment (Cap) ($)	Recalculation	None
48	Pari Passu Funded Amount	Recalculation	None
49	Pari Passu Balance in Other Securitization	None - Company Provided	None
50	Rate Type	Loan Agreement	None
51	Index	Loan Agreement	None
52	Index Rate Assumption	None - Company Provided	None
53	Mortgage Loan Margin	Loan Agreement	None
54	Mortgage Loan Cut-off Date Interest Rate	Recalculation	None
55	Mortgage Loan Margin Change (Y/N)	Loan Agreement	None
56	Mortgage Loan Margin Change Description	Loan Agreement	None
57	Mortgage Loan Rate Cap	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	8

INCREF 2025-FL1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
58	Mortgage Loan Rate Floor	Recalculation	None
59	Mortgage Loan Index Floor	Loan Agreement	None
60	Mortgage Loan Index Cap	Interest Rate Cap Agreement	None
61	Mortgage Loan Index Cap Termination Date	Interest Rate Cap Agreement	None
62	Mortgage Loan Index Cap Provider	Interest Rate Cap Agreement	None
63	Collateral Interest Margin	Loan Agreement	None
64	Collateral Interest Cut-off Date Interest Rate	Recalculation	None
65	Junior Participation Cut-off Date Balance	None - Company Provided	None
66	Junior Participation Cut-off Date Future Funding Unfunded Balance ($)	Loan Agreement, Servicing Report	None
67	Junior Participation Balloon Payment ($)	Loan Agreement, Servicing Report	None
68	Junior Participation Cut-off Date Margin	Loan Agreement	None
69	Junior Participation Cut-off Date Interest Rate	Loan Agreement	None
70	Amortization Type During Initial Term	Loan Agreement	None
71	Initial IO Period	Loan Agreement	None
72	Initial IO Period (Remaining)	Recalculation	None
73	Original Loan Term (Initial)	Recalculation	None
74	Original Loan Term (Remaining)	Recalculation	None
75	ARD Loan (Y/N)	Loan Agreement	None
76	Initial Maturity Date or Anticipated Repayment Date	Loan Agreement	None
77	Seasoning (months)	Recalculation	None
78	Extension Options (Y/N)	Loan Agreement	None
79	Extension Options Description	Loan Agreement	None
80	Amortization Type During Extensions	Loan Agreement	None
81	First Extension Period (Months)	Loan Agreement	None
82	First Extension Fee	Loan Agreement	None
83	First Extension Period Requirements	Loan Agreement	None
84	First Extension Floor	Recalculation	None
85	First Extension Cap	Loan Agreement	None
86	Second Extension Period (Months)	Loan Agreement	None
87	Second Extension Fee	Loan Agreement	None
88	Second Extension Period Requirements	Loan Agreement	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	9

INCREF 2025-FL1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
89	Second Extension Floor	Recalculation	None
90	Second Extension Cap	Loan Agreement	None
91	Third Extension Period (Months)	Loan Agreement	None
92	Third Extension Fee	Loan Agreement	None
93	Third Extension Period Requirements	Loan Agreement	None
94	Third Extension Floor	Recalculation	None
95	Third Extension Cap	Loan Agreement	None
96	Fully Extended Loan Term (Initial)	Recalculation	None
97	Fully Extended Loan Term (Remaining)	Recalculation	None
98	Fully Extended Maturity Date	Loan Agreement	None
99	Third Most Recent As Of Period	Underwriting File	1 Day
100	Third Most Recent Revenues	Underwriting File	$1.00
101	Third Most Recent Expenses	Underwriting File	$1.00
102	Third Most Recent NOI	Underwriting File	$1.00
103	Third Most Recent NCF	Underwriting File	$1.00
104	Second Most Recent As Of Period	Underwriting File	1 Day
105	Second Most Recent Revenues	Underwriting File	$1.00
106	Second Most Recent Expenses	Underwriting File	$1.00
107	Second Most Recent NOI	Underwriting File	$1.00
108	Second Most Recent NCF	Underwriting File	$1.00
109	Most Recent As Of Period	Underwriting File	1 Day
110	Most Recent Revenues	Underwriting File	$1.00
111	Most Recent Expenses	Underwriting File	$1.00
112	Most Recent NOI	Underwriting File	$1.00
113	Most Recent NCF	Underwriting File	$1.00
114	Mortgage Loan Most Recent NOI DSCR	Recalculation	None
115	Mortgage Loan Most Recent NCF DSCR	Recalculation	None
116	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	Recalculation	None
117	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	Recalculation	None
118	Collateral Interest Most Recent NOI DSCR	Recalculation	None
119	Collateral Interest Most Recent NCF DSCR	Recalculation	None
120	Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	10

INCREF 2025-FL1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
121	Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Recalculation	None
122	Underwritten Occupancy (%)	Underwriting File	0.10%
123	Underwritten Revenues ($)	Underwriting File	$1.00
124	Underwritten Expenses ($)	Underwriting File	$1.00
125	Underwritten NOI ($)	Underwriting File	$1.00
126	Underwritten Reserves ($)	Underwriting File	$1.00
127	Underwritten NCF ($)	Underwriting File	$1.00
128	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR	Recalculation	None
129	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR	Recalculation	None
130	Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield	Recalculation	None
131	Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield	Recalculation	None
132	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR	Recalculation	None
133	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR	Recalculation	None
134	Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield	Recalculation	None
135	Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield	Recalculation	None
136	Underwritten Stabilized Occupancy (%)	Underwriting File	0.10%
137	Underwritten Stabilized Revenues ($)	Underwriting File	$1.00
138	Underwritten Stabilized Expenses ($)	Underwriting File	$1.00
139	Underwritten Stabilized NOI ($)	Underwriting File	$1.00
140	Underwritten Stabilized Reserves ($)	Underwriting File	$1.00
141	Underwritten Stabilized NCF ($)	Underwriting File	$1.00
142	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	Recalculation	None
143	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	Recalculation	None
144	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	Recalculation	None
145	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	Recalculation	None
146	Collateral Interest Underwritten Stabilized NOI DSCR	Recalculation	None
147	Collateral Interest Underwritten Stabilized NCF DSCR	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	11

INCREF 2025-FL1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
148	Collateral Interest Underwritten Stabilized NOI Debt Yield	Recalculation	None
149	Collateral Interest Underwritten Stabilized NCF Debt Yield	Recalculation	None
150	Appraisal Stabilized Occupancy (%)	Underwriting File	0.10%
151	Appraisal Stabilized Revenues ($)	Underwriting File	$1.00
152	Appraisal Stabilized Expenses ($)	Underwriting File	$1.00
153	Appraisal Stabilized NOI ($)	Underwriting File	$1.00
154	Appraisal Stabilized Reserves ($)	Underwriting File	$1.00
155	Appraisal Stabilized NCF ($)	Underwriting File	$1.00
156	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	Recalculation	None
157	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	Recalculation	None
158	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	Recalculation	None
159	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	Recalculation	None
160	Collateral Interest Appraisal Stabilized NOI DSCR	Recalculation	None
161	Collateral Interest Appraisal Stabilized NCF DSCR	Recalculation	None
162	Collateral Interest Appraisal Stabilized NOI Debt Yield	Recalculation	None
163	Collateral Interest Appraisal Stabilized NCF Debt Yield	Recalculation	None
164	Recourse	Guaranty Agreement, Loan Agreement	None
165	Recourse Provisions	Guaranty Agreement, Loan Agreement	None
166	Recourse Carveout Guarantor	Guaranty Agreement	None
167	Sponsor (2)	Loan Agreement, Guaranty Agreement	None
168	Affiliated Sponsor (Y/N)	Recalculation	None
169	Tenants-in-common (Y/N)	Loan Agreement	None
170	Ground Lease (Y/N)	Title Policy	None
171	Annual Ground Lease Payment ($)	Ground Lease	None
172	Ground Lease Initial Expiration Date	Ground Lease	None
173	Ground Lease Extension (Y/N)	Ground Lease	None
174	# of Ground Lease Extension Options	Ground Lease	None
175	Ground Lease Expiration Date with Extensions	Ground Lease	None
176	Engineering Report Date	Engineering Report	None
177	Environmental Report Date (Phase I)	Environmental Report	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	12

INCREF 2025-FL1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
178	Environmental Report Date (Phase II)	Environmental Report	None
179	Environmental Insurance (Y/N)	Insurance Binder, Environmental Report	None
180	Seismic Report Date	Seismic Report, Engineering Report	None
181	Seismic PML %	Seismic Report, Engineering Report	None
182	Seismic Insurance Obtained if PML ≥ 20% (Y/N)	Seismic Report, Engineering Report	None
183	Lockbox Type	Loan Agreement	None
184	Cash Management Type	Loan Agreement, Cash Management Agreement	None
185	Cash Management Trigger Event	Loan Agreement, Cash Management Agreement	None
186	Cash Management Trigger Event and Cure Period	Loan Agreement, Cash Management Agreement	None
187	Tax Escrow (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
188	Tax Escrow (Cut-off Date) ($)	Servicing Report, Settlement Statement	$1.00
189	Tax Escrow (Monthly)($) (3)	Loan Agreement, Servicing Report, Settlement Statement	$1.00
190	Springing Tax Escrow Description	Loan Agreement	None
191	Insurance Escrow (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
192	Insurance Escrow (Cut-off Date) ($)	Servicing Report, Settlement Statement	$1.00
193	Insurance Escrow (Monthly)($)	Loan Agreement, Servicing Report, Settlement Statement	$1.00
194	Springing Insurance Escrow Description	Loan Agreement	None
195	Replacement Reserve (Upfront)($)	Loan Agreement, Settlement Statement	$1.00
196	Replacement Reserve (Cut-off Date)($)	Servicing Report, Settlement Statement	$1.00
197	Replacement Reserve (Monthly)($)	Loan Agreement, Servicing Report	$1.00
198	Replacement Reserve Cap($)	Loan Agreement	$1.00
199	Springing Replacement Reserve Description	Loan Agreement	None
200	TI/LC Reserve (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
201	TI/LC Reserve (Cut-off Date) ($)	Servicing Report, Settlement Statement	$1.00
202	TI/LC Reserve (Monthly)($)	Loan Agreement, Servicing Report	$1.00
203	TI/LC Reserve Cap($)	Loan Agreement	$1.00
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	13

INCREF 2025-FL1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
204	Springing TI/LC Reserve Description	Loan Agreement	None
205	Environmental Reserve (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
206	Environmental Reserve (Cut-off Date) ($)	Servicing Report, Settlement Statement	$1.00
207	Upfront Engineering/Deferred Maintenance Escrow (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
208	Upfront Engineering/Deferred Maintenance Escrow (Cut-off Date) ($)	Servicing Report, Settlement Statement	$1.00
209	Debt Service Reserve (Upfront) ($)	Loan Agreement, Settlement Statement	$1.00
210	Debt Service Reserve (Cut-off Date) ($)	Servicing Report, Settlement Statement	$1.00
211	Debt Service Reserve (Monthly)($)	Loan Agreement, Servicing Report	$1.00
212	Debt Service Reserve Cap($)	Loan Agreement	$1.00
213	Debt Service Reserve Description	Loan Agreement	None
214	Other Reserves (Upfront)($)	Loan Agreement, Settlement Statement	$1.00
215	Other Reserves (Cut-Off Date)($)	Servicing Report, Settlement Statement	$1.00
216	Other Reserves (Monthly)($)	Loan Agreement, Servicing Report	$1.00
217	Other Reserves Cap ($)	Loan Agreement	$1.00
218	Other Reserves Description	Loan Agreement	None
219	Other Reserves 2 (Upfront)($)	Loan Agreement, Settlement Statement	$1.00
220	Other Reserves 2 (Cut-Off Date)($)	Servicing Report, Settlement Statement	$1.00
221	Other Reserves 2 (Monthly)($)	Loan Agreement, Servicing Report	$1.00
222	Other Reserves 2 Cap ($)	Loan Agreement	$1.00
223	Other Reserves 2 Description	Loan Agreement	None
224	Subordinate Debt (Y/N)	Subordinate Debt Loan Agreement, Loan Agreement	None
225	Subordinate Debt Type	Subordinate Debt Loan Agreement, Loan Agreement	None
226	Subordinate Debt Margin	Subordinate Debt Loan Agreement, Loan Agreement	None
227	Subordinate Debt Interest Rate	Subordinate Debt Loan Agreement, Loan Agreement	None
228	Subordinate Debt Cut-off Date Balance ($)	Subordinate Debt Loan Agreement, Loan Agreement	None
229	Total Debt Cut-off Date Balance ($)	Recalculation	None
230	Total Debt Cut-off Date As-Is LTV	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	14

INCREF 2025-FL1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
231	Total Debt Cut-off Date UW NCF DSCR	Recalculation	None
232	Total Debt Cut-off Date UW NOI DY	Recalculation	None
233	Future Debt Permitted (Y/N)	Loan Agreement	None
234	Permitted Future Debt Type	Loan Agreement	None
235	Grace Period Default (Days)	Loan Agreement	None
236	Grace Period Late (Days)	Loan Agreement	None
237	Initial Prepayment Provision	Loan Agreement	None
238	Remaining Call Protection (Cut-off Date)	Recalculation	None
239	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement	None
240	Partial Release and/or Partial Prepay Description	Loan Agreement	None
241	Appraisal Firm	Appraisal Report	None
242	As-Is Appraisal Valuation Date	Appraisal Report	None
243	As-Is Appraised Value ($)	Appraisal Report	None
244	Stabilized Appraised Value ($)	Appraisal Report	None
245	Appraisal Anticipated Stabilization Date	Appraisal Report	None
246	Mortgage Loan Cut-off Date As-Is LTV Ratio	Recalculation	None
247	Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio	Recalculation	None
248	Collateral Interest Cut-off Date As-Is LTV Ratio	Recalculation	None
249	Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	Recalculation	None
250	Interest Accrual Basis	Loan Agreement	None
251	Lookback Period	Loan Agreement	None
252	Single-Tenant (Y/N)	Underwriting File	None
253	Property Manager	Management Agreement, Loan Agreement	None
254	Largest Tenant Name	Underwriting File	None
255	Largest Tenant Square Feet	Underwriting File	None
256	Largest Tenant Square Feet %	Recalculation	None
257	Largest Tenant Expiration Date	Underwriting File	None
258	2nd Largest Tenant Name	Underwriting File	None
259	2nd Largest Tenant Square Feet	Underwriting File	None
260	2nd Largest Tenant Square Feet %	Recalculation	None
261	2nd Largest Tenant Expiration Date	Underwriting File	None
262	3rd Largest Tenant Name	Underwriting File	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	15

INCREF 2025-FL1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
263	3rd Largest Tenant Square Feet	Underwriting File	None
264	3rd Largest Tenant Square Feet %	Recalculation	None
265	3rd Largest Tenant Expiration Date	Underwriting File	None
266	4th Largest Tenant Name	Underwriting File	None
267	4th Largest Tenant Square Feet	Underwriting File	None
268	4th Largest Tenant Square Feet %	Recalculation	None
269	4th Largest Tenant Expiration Date	Underwriting File	None
270	5th Largest Tenant Name	Underwriting File	None
271	5th Largest Tenant Square Feet	Underwriting File	None
272	5th Largest Tenant Square Feet %	Recalculation	None
273	5th Largest Tenant Expiration Date	Underwriting File	None
274	Counsel	None - Company Provided	None
275	Interest Accrual Period	Loan Agreement	None
276	Rounding Factor	Loan Agreement	None
277	Time of Rounding (Before Spread, After Spread)	Loan Agreement	None
278	Rounding Direction	Loan Agreement	None
279	Legally Non-conforming	Zoning Report	None
280	L&O Insurance Req'd	Loan Agreement, Zoning Report	None
281	Flood Zone	Flood Zone Determination	None
282	Flood Insurance Req'd	Loan Agreement, Flood Zone Determination	None
283	Blanket	Insurance Binder	None
284	Borrower	Loan Agreement	None
285	Mortgage Loan Commitment Cut-Off Date Balance ($)	Recalculation	None
286	Mortgage Loan Index Cap Notional Amount	Interest Rate Cap Agreement	None
287	Junior Participation Rate Floor	None - Company Provided	None
288	Junior Participation Rate Cap	None - Company Provided	None
289	Amortization Style	Loan Agreement	None
290	Amortization Rate	Loan Agreement	None
291	Amortization Basis	Loan Agreement	None
292	Exit Fee ($)	Recalculation	None
293	Exit Fee %	Loan Agreement	None
294	Exit Fee Balance	Loan Agreement	None
295	Fully Extended IO Period (Initial)	Loan Agreement	None
296	Fully Extended IO Period (Remaining)	Recalculation	None
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	16

INCREF 2025-FL1	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (in order of priority)	Tolerance
297	Rate for Prepayment Protection	Loan Agreement	None
298	Lien Position	Title Policy	None
299	USPAP Appraisal (Y/N)	Appraisal Report	None
300	FIRREA Appraisal (Y/N)	Appraisal Report	None
301	Lender	Loan Agreement	None

(1)	For the Mortgaged Loan Individual Asset identified on Final Data File with a Collateral Interest Number of “27.00”, we were instructed by the representatives of the Company to compare the information with regards to Specified Attribute 25 to the Brooklyn Townhouse Portfolio - PP Dates & Costs Breakdown file.
(2)	For the Mortgage Loan Individual Assets identified on Final Data File with a Cross Collateralized and Cross Defaulted Loan Flag of “Y (Ares Student)”, we were instructed by the representatives of the Company to compare information with regards to Specified Attribute 167 to the Organizational Chart. For the Mortgage Loan Individual Assets identified on Final Data File with a Collateral Interest Number of “20.00”, we were instructed by the representatives of the Company to compare information with regards to Specified Attribute 167 to the LLC Agreement.
(3)	For the Mortgage Loan Individual Assets identified on the Final Data File with a Collateral Interest Number of “15.00” and “17.00”, we were instructed by the representatives of the Company to compare the information with regards to Specified Attribute 189 to the Stub Interest and Reserves file.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	17

INCREF 2025-FL1	EXHIBIT B
Recalculation Methodology

Exhibit B - Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
4	Collateral Interest Type	For the Mortgage Loan Individual Assets, if the "Collateral Interest/Mortgaged Property Name" matches "22-22 Jackson Combined Loan" or "Brooklyn 9-Pack Combined Loan", it's labeled as "Loan Combination"; if it matches "NYC Townhouse Facility 1.0 Portfolio", it's labeled as "Pari Passu Participation". If Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($) is zero and Pari Passu Balance in Other Securitization is "N/A", it's categorized as "Whole Loan". Otherwise, it defaults to "Pari Passu Participation".
29	Mortgage Loan Commitment Original Balance / Unit ($)	For each Mortgage Loan Asset identified in the Final Data File as a Cross Defaulted Loans Parent Level, the quotient of (i) the aggregate Mortgage Loan Commitment Original Balance ($) of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group and (ii) the aggregate Number of Units of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group.

“Crossed Defaulted Loans Group” is defined as those Mortgage Loan Individual Asset identified on the Final Data File with a Cross Collateralized and Cross Defaulted Loan Flag of “Y (Ares Ind),” “Y (KKR Ind),” or “Y (Ares Student).”

For each Crossed Defaulted Loans Group, the corresponding "Cross Defaulted Loans Parent Level" is defined as those Mortgage Loan Assets with a Collateral Interest/Mortgaged Property Name of "Ares Industrial Portfolio," "KKR Industrial Portfolio," or "Ares Student Housing Portfolio."

For the Mortgage Loan Individual Assets, the quotient of (i) Mortgage Loan Commitment Original Balance ($) and (ii) Number of Units.

For the Mortgage Loan Individual Assets indicated on the Final Data File as secured by more than one mortgaged property, the Mortgage Loan Commitment Original Balance / Unit ($) for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Individual Asset.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	18

INCREF 2025-FL1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
33	Mortgage Loan Cut-off Date Balance / Unit ($)	For each Mortgage Loan Asset identified in the Final Data File as a Cross Defaulted Loans Parent Level, the quotient of (i) the aggregate Mortgage Loan Cut-off Date Balance ($) of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group and (ii) the aggregate Number of Units of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group.

For the Mortgage Loan Individual Assets, the quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Number of Units.

For the Mortgage Loan Individual Assets indicated on the Final Data File as secured by more than one mortgaged property, the Mortgage Loan Cut-off Date Balance / Unit ($) for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Individual Asset.
34	Mortgage Loan Future Funding Participation Cut-off Date Unfunded Balance ($)	For each Mortgage Loan Asset identified in the Final Data File as a Cross Defaulted Loans Parent Level, the difference between (i) the aggregate Mortgage Loan Initial Unfunded Future Funding Amount ($) of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group and (ii) the difference between (x) the aggregate Mortgage Loan Cut-off Date Balance ($) of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group and (y) the aggregate Mortgage Loan Initial Funded Amount ($) of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group.

For the Mortgage Loan Individual Assets, difference between (i) Mortgage Loan Initial Unfunded Future Funding Amount ($) and (ii) the difference between (x) Mortgage Loan Cut-off Date Balance ($) and (y) Mortgage Loan Initial Funded Amount ($).
36	Mortgage Loan Balloon Balance ($)	Set equal to Mortgage Loan Commitment Cut-Off Date Balance ($).
37	Mortgage Loan Balloon Balance / Unit ($)	For each Mortgage Loan Asset identified in the Final Data File as a Cross Defaulted Loans Parent Level, the quotient of (i) the aggregate Mortgage Loan Balloon Balance ($) of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group and (ii) the aggregate Number of Units of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group.

For the Mortgage Loan Individual Assets, the quotient of (i) Mortgage Loan Balloon Balance ($) and (ii) Number of Units.

For the Mortgage Loan Individual Assets indicated on the Final Data File as secured by more than one mortgaged property, the Mortgage Loan Balloon Balance / Unit ($) for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Individual Asset.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	19

INCREF 2025-FL1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
38	Mortgage Loan Annual Debt Service Payment (IO) ($)	For each Mortgage Loan Asset identified in the Final Data File as a Cross Defaulted Loans Parent Level, the aggregate of Mortgage Loan Annual Debt Service Payment (IO) ($) of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group.

For the Mortgage Loan Individual Assets, the product of (A) Mortgage Loan Cut-off Date Balance ($), (B) Mortgage Loan Cut-off Date Interest Rate and (C) 365/360.
39	Mortgage Loan Annual Debt Service Payment (P&I) ($)	Set equal to Mortgage Loan Annual Debt Service Payment (IO) ($).
40	Mortgage Loan Annual Debt Service Payment (Cap) ($)	For each Mortgage Loan Asset identified in the Final Data File as a Cross Defaulted Loans Parent Level, the aggregate of Mortgage Loan Annual Debt Service Payment (Cap) ($) of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group.

For the Mortgage Loan Individual Assets, the product of (A) Mortgage Loan Cut-off Date Balance ($), (B) Mortgage Loan Rate Cap and (C) 365/360.
42	Aggregate Collateral Interest Cut-off Date Balance %	Quotient of (i) Collateral Interest Cut-off Date Balance ($) and (ii) aggregate Collateral Interest Cut-off Date Balance ($) for the Mortgage Loan Individual Assets.

For each Mortgage Loan Assets identified as a Cross Defaulted Loans Parent Level, set equal to blank.
43	Collateral Interest Balloon Balance ($)	Set equal to Collateral Interest Cut-off Date Balance ($).
44	Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($)	For the Mortgage Loan Assets, set equal to 0.

For the Mortgage Loan Individual Assets indicated on the Final Data File as secured by more than one mortgaged property, the Collateral Interest Future Funding Participation Cut-off Date Unfunded Balance ($) for each such mortgaged property is set equal to blank.
45	Collateral Interest Annual Debt Service Payment (IO) ($)	For the Mortgage Loan Assets, the quotient of (i) product of (A) Collateral Interest Cut-off Date Balance ($) and (B) Mortgage Loan Annual Debt Service Payment (IO) ($) and (ii) Mortgage Loan Cut-off Date Balance ($).
46	Collateral Interest Annual Debt Service Payment (P&I) ($)	Set equal to Collateral Interest Annual Debt Service Payment (IO) ($).
47	Collateral Interest Annual Debt Service Payment (Cap) ($)	For the Mortgage Loan Assets, the quotient of (i) product of (A) Collateral Interest Cut-off Date Balance ($) and (B) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) Mortgage Loan Cut-off Date Balance ($).
48	Pari Passu Funded Amount	For the Mortgage Loan Assets, the difference between (i) Mortgage Loan Cut-off Date Balance ($) and (ii) sum of (A) Collateral Interest Cut-off Date Balance ($) and (B) the amounts listed as previously securitized balances under Pari Passu Balance in Other Securitization.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	20

INCREF 2025-FL1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
54	Mortgage Loan Cut-off Date Interest Rate	For each Mortgage Loan Asset identified in the Final Data File as a Cross Defaulted Loans Parent Level, the weighted average of Mortgage Loan Cut-off Date Interest Rate for each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group based on the respective Mortgage Loan Cut-off Date Balance ($).

For the Mortgage Loan Individual Assets, the greater of (i) sum of (A) Mortgage Loan Margin and (B) Index Rate Assumption applying, if applicable, the Rounding Factor, Time of Rounding (Before Spread, After Spread) and Rounding Direction and (ii) Mortgage Loan Rate Floor.
57	Mortgage Loan Rate Cap	For the Mortgage Loan Assets, the sum of (i) Mortgage Loan Margin and (ii) Mortgage Loan Index Cap.
58	Mortgage Loan Rate Floor	For the Mortgage Loan Assets, the sum of (i) Mortgage Loan Margin and (ii) Mortgage Loan Index Floor.
64	Collateral Interest Cut-off Date Interest Rate	Set equal to Mortgage Loan Cut-off Date Interest Rate.
72	Initial IO Period (Remaining)	For the Mortgage Loan Individual Assets, the difference between (i) Initial IO Period and (ii) Seasoning (months). For each Mortgage Loan Assets identified as a Cross Defaulted Loans Parent Level, set equal to blank.
73	Original Loan Term (Initial)	For the Mortgage Loan Individual Assets, the count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Initial Maturity Date or Anticipated Repayment Date. For each Mortgage Loan Assets identified as a Cross Defaulted Loans Parent Level, set equal to blank.
74	Original Loan Term (Remaining)	For the Mortgage Loan Individual Assets, the difference between (i) Original Loan Term (Initial) and (ii) Seasoning (months). For each Mortgage Loan Assets identified as a Cross Defaulted Loans Parent Level, set equal to blank.
77	Seasoning (months)	For the Mortgage Loan Individual Assets, the count of the number of monthly payment dates, from and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Cut-off Date. In no event will Seasoning (months) be less than 0. For each Mortgage Loan Assets identified as a Cross Defaulted Loans Parent Level, set equal to blank.
84	First Extension Floor	For the Mortgage Loan Individual Assets, set equal to Mortgage Loan Index Floor, if applicable. For each Mortgage Loan Assets identified as a Cross Defaulted Loans Parent Level, set equal to blank.
89	Second Extension Floor	For the Mortgage Loan Individual Assets, set equal to Mortgage Loan Index Floor, if applicable. For each Mortgage Loan Assets identified as a Cross Defaulted Loans Parent Level, set equal to blank.
94	Third Extension Floor	For the Mortgage Loan Individual Assets, set equal to Mortgage Loan Index Floor, if applicable. For each Mortgage Loan Assets identified as a Cross Defaulted Loans Parent Level, set equal to blank.
96	Fully Extended Loan Term (Initial)	For the Mortgage Loan Individual Assets, the count of the number of monthly payment dates, from and inclusive of (i) First Payment Date, to and inclusive of (ii) Fully Extended Maturity Date. For each Mortgage Loan Assets identified as a Cross Defaulted Loans Parent Level, set equal to blank.
97	Fully Extended Loan Term (Remaining)	For the Mortgage Loan Assets, the difference between (i) Fully Extended Loan Term (Initial) and (ii) Seasoning (months). For each Mortgage Loan Assets identified as a Cross Defaulted Loans Parent Level, set equal to blank.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	21

INCREF 2025-FL1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
114	Mortgage Loan Most Recent NOI DSCR	For each Mortgage Loan Asset identified in the Final Data File as a Cross Defaulted Loans Parent Level, the quotient of (i) the aggregate Most Recent NOI of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group and (ii) the aggregate Crossed Defaulted Loans Debt Service of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group.

“Crossed Defaulted Loans Debt Service” is defined as the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($) of those Mortgage Loan Individual Assets identified on the Final Data File as Crossed Defaulted Loans Group.

For the Mortgage Loan Individual Assets, the quotient of (i) Most Recent NOI and (ii) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($).

For the Mortgage Loan Individual Assets indicated on the Final Data File as secured by more than one mortgaged property, the Mortgage Loan Most Recent NOI DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Individual Asset.

For the Mortgage Loan Individual Assets indicated on the Final Data File with Most Recent NOI ($) equal to “N/A”, the Mortgage Loan Most Recent NOI DSCR for each such Mortgage Loan Individual Asset is set equal to “N/A”.
115	Mortgage Loan Most Recent NCF DSCR	For each Mortgage Loan Asset identified in the Final Data File as a Cross Defaulted Loans Parent Level, the quotient of (i) the aggregate Most Recent NCF of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group and (ii) the aggregate Crossed Defaulted Loans Debt Service of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group.

For the Mortgage Loan Individual Assets, the quotient of (i) Most Recent NCF and (ii) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($).

For the Mortgage Loan Individual Assets indicated on the Final Data File as secured by more than one mortgaged property, the Mortgage Loan Most Recent NCF DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Individual Asset.

For the Mortgage Loan Individual Assets indicated on the Final Data File with Most Recent NCF ($) equal to “N/A”, the Mortgage Loan Most Recent NCF DSCR for each such Mortgage Loan Individual Asset is set equal to “N/A”.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	22

INCREF 2025-FL1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
116	Cut-off Date Mortgage Loan Most Recent NOI Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Most Recent NOI and (ii) Mortgage Loan Cut-off Date Balance ($).

For the Mortgage Loan Individual Assets indicated on the Final Data File as secured by more than one mortgaged property, the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Individual Asset.

For the Mortgage Loan Individual Assets indicated on the Final Data File with Most Recent NOI ($) equal to “N/A”, the Cut-off Date Mortgage Loan Most Recent NOI Debt Yield for each such Mortgage Loan Individual Asset is set equal to “N/A”.
117	Cut-off Date Mortgage Loan Most Recent NCF Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Most Recent NCF and (ii) Mortgage Loan Cut-off Date Balance ($).

For the Mortgage Loan Individual Assets indicated on the Final Data File as secured by more than one mortgaged property, the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Individual Asset.

For the Mortgage Loan Individual Assets indicated on the Final Data File with Most Recent NCF ($) equal to “N/A”, the Cut-off Date Mortgage Loan Most Recent NCF Debt Yield for each such Mortgage Loan Individual Asset is set equal to “N/A”.
118	Collateral Interest Most Recent NOI DSCR	Set equal to Mortgage Loan Most Recent NOI DSCR.
119	Collateral Interest Most Recent NCF DSCR	Set equal to Mortgage Loan Most Recent NCF DSCR.
120	Cut-off Date Collateral Interest Most Recent NOI Debt Yield	Set equal to Cut-off Date Mortgage Loan Most Recent NOI Debt Yield.
121	Cut-off Date Collateral Interest Most Recent NCF Debt Yield	Set equal to Cut-off Date Mortgage Loan Most Recent NCF Debt Yield.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	23

INCREF 2025-FL1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
128	Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR	For each Mortgage Loan Asset identified in the Final Data File as a Cross Defaulted Loans Parent Level, the quotient of (i) the aggregate Underwritten NOI of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group and (ii) the aggregate Crossed Defaulted Loans Debt Service of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group. For the Mortgage Loan Assets identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Ares Industrial Portfolio” and “KKR Industrial Portfolio”, we were instructed by the representatives of the Company to assume that the Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR for each such Mortgage Loan Asset is equal to 1.00.

For the Mortgage Loan Individual Assets, the quotient of (i) Underwritten NOI ($) and (ii) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($). For the Mortgage Loan Individual Assets identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Bridge Logistics Properties Fund I Portfolio,” “Towne Centre Drive ,” “Canyon Commerce Center-Building C,” “7400 Hazard,” “2200 Sullivan,” “Westinghouse 35,” “KKR Industrial Portfolio,” “99th Avenue,” “Cass White Logistics Center,” “Washington Highway Logistics Center,” “South Bay Multifamily Portfolio,” "Osprey Apartments," and “ViveLA Portfolio II”, we were instructed by the representatives of the Company to assume that the Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR for each such Mortgage Loan Asset is equal to 1.00.

For the Mortgage Loan Individual Assets indicated on the Final Data File as secured by more than one mortgaged property, the Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Individual Asset.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	24

INCREF 2025-FL1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
129	Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR	For each Mortgage Loan Asset identified in the Final Data File as a Cross Defaulted Loans Parent Level, the quotient of (i) the aggregate Underwritten NCF of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group and (ii) the aggregate Crossed Defaulted Loans Debt Service of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group. For the Mortgage Loan Assets identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Ares Industrial Portfolio” and “KKR Industrial Portfolio”, we were instructed by the representatives of the Company to assume that the Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR for each such Mortgage Loan Asset is equal to 1.00.

For the Mortgage Loan Individual Assets, the quotient of (i) Underwritten NCF ($) and (ii) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($). For the Mortgage Loan Individual Assets identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Bridge Logistics Properties Fund I Portfolio,” “Towne Centre Drive ,” “Canyon Commerce Center-Building C,” “7400 Hazard,” “2200 Sullivan,” “Westinghouse 35,” “KKR Industrial Portfolio,” “99th Avenue,” “Cass White Logistics Center,” “Washington Highway Logistics Center,” “South Bay Multifamily Portfolio,” "Osprey Apartments," and “ViveLA Portfolio II”, we were instructed by the representatives of the Company to assume that the Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR for each such Mortgage Loan Asset is equal to 1.00.

For the Mortgage Loan Individual Assets indicated on the Final Data File as secured by more than one mortgaged property, the Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Individual Asset.
130	Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Underwritten NOI ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

For the Mortgage Loan Individual Assets indicated on the Final Data File as secured by more than one mortgaged property, the Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Individual Asset. For the Mortgage Loan Individual Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Canyon Commerce Center-Building C”, we were instructed by the representatives of the Company to assume that the Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield for each such Mortgage Loan Asset is equal to 0.0%.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	25

INCREF 2025-FL1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
131	Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Underwritten NCF ($) and (ii) Mortgage Loan Cut-off Date Balance ($).

For the Mortgage Loan Individual Assets indicated on the Final Data File as secured by more than one mortgaged property, the Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Individual Asset. For the Mortgage Loan Individual Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Canyon Commerce Center-Building C”, we were instructed by the representatives of the Company to assume that the Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield for each such Mortgage Loan Asset is equal to 0.0%.
132	Collateral Interest Cut-off Date Balance Underwritten NOI DSCR	Set equal to Mortgage Loan Cut-off Date Balance Underwritten NOI DSCR.
133	Collateral Interest Cut-off Date Balance Underwritten NCF DSCR	Set equal to Mortgage Loan Cut-off Date Balance Underwritten NCF DSCR.
134	Collateral Interest Cut-off Date Balance Underwritten NOI Debt Yield	Set equal to Mortgage Loan Cut-off Date Balance Underwritten NOI Debt Yield.
135	Collateral Interest Cut-off Date Balance Underwritten NCF Debt Yield	Set equal to Mortgage Loan Cut-off Date Balance Underwritten NCF Debt Yield.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	26

INCREF 2025-FL1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
142	Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR	For each Mortgage Loan Asset identified in the Final Data File as a Cross Defaulted Loans Parent Level, the quotient of (1) the aggregate Underwritten Stabilized NOI of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group and (2) the product of (i) the aggregate Crossed Defaulted Loans Debt Service of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group and (ii) quotient of (a) the aggregate Mortgage Loan Commitment Cut-Off Date Balance ($) of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group and (b) the aggregate Mortgage Loan Cut-off Date Balance ($) of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group.

For the Mortgage Loan Individual Assets, the quotient of (1) Underwritten Stabilized NOI ($) and (2) the product of (i) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) quotient of (a) Mortgage Loan Commitment Cut-Off Date Balance ($) and (b) Mortgage Loan Cut-off Date Balance ($). For the Mortgage Loan Individual Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “South Bay Multifamily Portfolio”, we were instructed by the representatives of the Company to assume that the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR for each such Mortgage Loan Asset is equal to 1.00.

For the Mortgage Loan Individual Assets indicated on the Final Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Individual Asset.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	27

INCREF 2025-FL1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
143	Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR	For each Mortgage Loan Asset identified in the Final Data File as a Cross Defaulted Loans Parent Level, the quotient of (1) the aggregate Underwritten Stabilized NCF of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group and (2) the product of (i) the aggregate Crossed Defaulted Loans Debt Service of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group and (ii) quotient of (a) the aggregate Mortgage Loan Commitment Cut-Off Date Balance ($) of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group and (b) the aggregate Mortgage Loan Cut-off Date Balance ($) of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group.

For the Mortgage Loan Individual Assets, the quotient of (1) Underwritten Stabilized NCF ($) and (2) the product of (i) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) quotient of (a) Mortgage Loan Commitment Cut-Off Date Balance ($) and (b) Mortgage Loan Cut-off Date Balance ($). For the Mortgage Loan Individual Asset identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “South Bay Multifamily Portfolio”, we were instructed by the representatives of the Company to assume that the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR for each such Mortgage Loan Asset is equal to 1.00.

For the Mortgage Loan Individual Assets indicated on the Final Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Individual Asset.
144	Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Underwritten Stabilized NOI ($) and (ii) Mortgage Loan Balloon Balance ($).

For the Mortgage Loan Individual Assets indicated on the Final Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Individual Asset.
145	Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Underwritten Stabilized NCF($) and (ii) Mortgage Loan Balloon Balance ($).

For the Mortgage Loan Individual Assets indicated on the Final Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Individual Asset.
146	Collateral Interest Underwritten Stabilized NOI DSCR	Set equal to Fully Funded Mortgage Loan Underwritten Stabilized NOI DSCR.
147	Collateral Interest Underwritten Stabilized NCF DSCR	Set equal to Fully Funded Mortgage Loan Underwritten Stabilized NCF DSCR.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	28

INCREF 2025-FL1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
148	Collateral Interest Underwritten Stabilized NOI Debt Yield	Set equal to Fully Funded Mortgage Loan Underwritten Stabilized NOI Debt Yield.
149	Collateral Interest Underwritten Stabilized NCF Debt Yield	Set equal to Fully Funded Mortgage Loan Underwritten Stabilized NCF Debt Yield.
156	Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR	For each Mortgage Loan Asset identified in the Final Data File as a Cross Defaulted Loans Parent Level, the quotient of (1) the aggregate Appraisal Stabilized NOI of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group and (2) the product of (i) the aggregate Crossed Defaulted Loans Debt Service of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group and (ii) quotient of (a) the aggregate Mortgage Loan Commitment Cut-Off Date Balance ($) of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group and (b) the aggregate Mortgage Loan Cut-off Date Balance ($) of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group.

For the Mortgage Loan Individual Assets, the quotient of (1) Appraisal Stabilized NOI ($) and (2) the product of (i) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) quotient of (a) Mortgage Loan Commitment Cut-Off Date Balance ($) and (b) Mortgage Loan Cut-off Date Balance ($).

For the Mortgage Loan Individual Assets indicated on the Final Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Individual Asset.

For the Mortgage Loan Individual Assets indicated on the Final Data File with Appraisal Stabilized NOI ($) equal to “N/A”, the Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR for each such Mortgage Loan Individual Asset is set equal to “N/A”.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	29

INCREF 2025-FL1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
157	Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR	For each Mortgage Loan Asset identified in the Final Data File as a Cross Defaulted Loans Parent Level, the quotient of (1) the aggregate Appraisal Stabilized NCF of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group and (2) the product of (i) the aggregate Crossed Defaulted Loans Debt Service of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group and (ii) quotient of (a) the aggregate Mortgage Loan Commitment Cut-Off Date Balance ($) of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group and (b) the aggregate Mortgage Loan Cut-off Date Balance ($) of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group.

For the Mortgage Loan Individual Assets, the quotient of (1) Appraisal Stabilized NCF ($) and (2) the product of (i) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($) and (ii) quotient of (a) Mortgage Loan Commitment Cut-Off Date Balance ($) and (b) Mortgage Loan Cut-off Date Balance ($).

For the Mortgage Loan Individual Assets indicated on the Final Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Individual Asset.

For the Mortgage Loan Individual Assets indicated on the Final Data File with Appraisal Stabilized NCF ($) equal to “N/A”, the Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR for each such Mortgage Loan Individual Asset is set equal to “N/A”.
158	Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Appraisal Stabilized NOI ($) and (ii) Mortgage Loan Balloon Balance ($).

For the Mortgage Loan Individual Assets indicated on the Final Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Individual Asset.

For the Mortgage Loan Individual Assets indicated on the Final Data File with Appraisal Stabilized NOI ($) equal to “N/A”, the Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield for each such Mortgage Loan Individual Asset is set equal to “N/A”.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	30

INCREF 2025-FL1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
159	Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield	For the Mortgage Loan Assets, the quotient of (i) Appraisal Stabilized NCF ($) and (ii) Mortgage Loan Balloon Balance ($).

For the Mortgage Loan Individual Assets indicated on the Final Data File as secured by more than one mortgaged property, the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Individual Asset.

For the Mortgage Loan Individual Assets indicated on the Final Data File with Appraisal Stabilized NCF ($) equal to “N/A”, the Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield for each such Mortgage Loan Individual Asset is set equal to “N/A”.
160	Collateral Interest Appraisal Stabilized NOI DSCR	Set equal to Fully Funded Mortgage Loan Appraisal Stabilized NOI DSCR.
161	Collateral Interest Appraisal Stabilized NCF DSCR	Set equal to Fully Funded Mortgage Loan Appraisal Stabilized NCF DSCR.
162	Collateral Interest Appraisal Stabilized NOI Debt Yield	Set equal to Fully Funded Mortgage Loan Appraisal Stabilized NOI Debt Yield.
163	Collateral Interest Appraisal Stabilized NCF Debt Yield	Set equal to Fully Funded Mortgage Loan Appraisal Stabilized NCF Debt Yield.
168	Affiliated Sponsor (Y/N)	A recalculation in which borrower relationships were identified based on shared Sponsor names. Affiliated Sponsor (Y/N) groups were then assigned numbers based on the descending order of aggregate Collateral Interest Cut-off Date Balance ($) of the related group (starting with Yes - Group 1).
229	Total Debt Cut-off Date Balance ($)	For the Mortgage Loan Assets, the sum of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) Subordinate Debt Cut-off Date Balance ($). For the Mortgage Loan Individual Assets with a Subordinate Debt Cut-off Date Balance ($) amount of "N/A", is set equal to Mortgage Loan Cut-off Date Balance ($).
230	Total Debt Cut-off Date As-Is LTV	For the Mortgage Loan Assets, the quotient of (i) Total Debt Cut-off Date Balance ($) and (ii) As-Is Appraised Value ($).

For the Mortgage Loan Individual Assets indicated on the Final Data File as secured by more than one mortgaged property, the Total Debt Cut-off Date As-Is LTV for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Individual Asset.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	31

INCREF 2025-FL1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
231	Total Debt Cut-off Date UW NCF DSCR	For each Mortgage Loan Asset identified in the Final Data File as a Cross Defaulted Loans Parent Level, the quotient of (i) the aggregate Underwritten NCF of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group and (ii) the aggregate Crossed Defaulted Loans Debt Service of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group. For the Mortgage Loan Assets identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Ares Industrial Portfolio” and “KKR Industrial Portfolio”, we were instructed by the representatives of the Company to assume that the Total Debt Cut-off Date UW NCF DSCR for each such Mortgage Loan Asset is equal to 1.00.

For the Mortgage Loan Individual Assets, the quotient of (i) Underwritten NCF ($) and (ii) the lesser of (A) Mortgage Loan Annual Debt Service Payment (IO) ($) or (B) Mortgage Loan Annual Debt Service Payment (Cap) ($). For the Mortgage Loan Individual Assets identified on the Final Data File with a Subordinate Debt (Y/N) value of "Yes", we were instructed by the representatives of the Company to add to clause (ii) of this procedure the product of (a) Subordinate Debt Cut-off Date Balance ($), (b) Subordinate Debt Interest Rate, subject to subordinate debt floor and cap and (c) 365/360. For the Mortgage Loan Individual Assets identified on the Final Data File with a Collateral Interest/Mortgaged Property Name of “Bridge Logistics Properties Fund I Portfolio,” “Towne Centre Drive ,” “Canyon Commerce Center-Building C,” “7400 Hazard,” “2200 Sullivan,” “Westinghouse 35,” “KKR Industrial Portfolio,” “99th Avenue,” “Cass White Logistics Center,” “Washington Highway Logistics Center,” “South Bay Multifamily Portfolio,” "Osprey Apartments," and “ViveLA Portfolio II”, we were instructed by the representatives of the Company to assume that the Total Debt Cut-off Date UW NCF DSCR for each such Mortgage Loan Asset is equal to 1.00.

For the Mortgage Loan Individual Assets indicated on the Final Data File as secured by more than one mortgaged property, the Total Debt Cut-off Date UW NCF DSCR for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Individual Asset.
232	Total Debt Cut-off Date UW NOI DY	For the Mortgage Loan Assets, the quotient of (i) Underwritten NOI ($) and (ii) Total Debt Cut-off Date Balance ($).

For the Mortgage Loan Individual Assets indicated on the Final Data File as secured by more than one mortgaged property, the Total Debt Cut-off Date UW NOI DY for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Individual Asset.
238	Remaining Call Protection (Cut-off Date)	For the Mortgage Loan Individual Assets, the Initial Prepayment Provision adjusted by the Seasoning (months). For each Mortgage Loan Assets identified as a Cross Defaulted Loans Parent Level, set equal to blank.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	32

INCREF 2025-FL1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
246	Mortgage Loan Cut-off Date As-Is LTV Ratio	For each Mortgage Loan Asset identified in the Final Data File as a Cross Defaulted Loans Parent Level, the quotient of (i) the aggregate Mortgage Loan Cut-off Date Balance ($) of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group and (ii) the aggregate As-Is Appraised Value ($) of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group.

For the Mortgage Loan Individual Assets, the quotient of (i) Mortgage Loan Cut-off Date Balance ($) and (ii) As-Is Appraised Value ($).

For the Mortgage Loan Individual Assets indicated on the Final Data File as secured by more than one mortgaged property, the Mortgage Loan Cut-off Date As-Is LTV Ratio for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Individual Asset.
247	Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio	For each Mortgage Loan Asset identified in the Final Data File as a Cross Defaulted Loans Parent Level, the quotient of (i) the aggregate Mortgage Loan Commitment Cut-Off Date Balance ($) of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group and (ii) the aggregate Stabilized Appraised Value ($) of each Mortgage Loan Individual Asset within the respective Crossed Defaulted Loans Group.

For the Mortgage Loan Individual Assets, the quotient of (i) Mortgage Loan Commitment Cut-Off Date Balance ($) and (ii) Stabilized Appraised Value ($).

For the Mortgage Loan Individual Assets indicated on the Final Data File as secured by more than one mortgaged property, the Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio for each such mortgaged property is set equal to the corresponding amount recomputed for such Mortgage Loan Individual Asset.
248	Collateral Interest Cut-off Date As-Is LTV Ratio	Set equal to Mortgage Loan Cut-off Date As-Is LTV Ratio.
249	Collateral Interest Commitment Maturity Date Stabilized LTV Ratio	Set equal to Mortgage Loan Commitment Maturity Date Stabilized LTV Ratio.
256	Largest Tenant Square Feet %	For the Mortgaged Properties, the quotient of (i) Largest Tenant Square Feet and (ii) Number of Units. This procedure was not performed for those Mortgaged Properties and Mortgage Loan Assets for which the Property Type for such Mortgaged Property and Mortgage Loan Asset, respectively, was equal to “Multifamily” (as set forth on the Final Data File). For the Mortgage Loan Assets with a Largest Tenant Square Feet amount of "Various", is set equal to "Various" . For each Mortgage Loan Assets identified as a Cross Defaulted Loans Parent Level, set equal to blank.
PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	33

INCREF 2025-FL1	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
260	2nd Largest Tenant Square Feet %	For the Mortgaged Properties, the quotient of (i) 2nd Largest Tenant Square Feet and (ii) Number of Units. This procedure was not performed for those Mortgaged Properties and Mortgage Loan Assets for which the Property Type for such Mortgaged Property and Mortgage Loan Asset, respectively, was equal to “Multifamily” (as set forth on the Final Data File). For the Mortgage Loan Assets with a 2nd Largest Tenant Square Feet amount of "Various", is set equal to "Various" . For each Mortgage Loan Assets identified as a Cross Defaulted Loans Parent Level, set equal to blank.
264	3rd Largest Tenant Square Feet %	For the Mortgaged Properties, the quotient of (i) 3rd Largest Tenant Square Feet and (ii) Number of Units. This procedure was not performed for those Mortgaged Properties and Mortgage Loan Assets for which the Property Type for such Mortgaged Property and Mortgage Loan Asset, respectively, was equal to “Multifamily” (as set forth on the Final Data File). For the Mortgage Loan Assets with a 3rd Largest Tenant Square Feet amount of "Various", is set equal to "Various" . For each Mortgage Loan Assets identified as a Cross Defaulted Loans Parent Level, set equal to blank.
268	4th Largest Tenant Square Feet %	For the Mortgaged Properties, the quotient of (i) 4th Largest Tenant Square Feet and (ii) Number of Units. This procedure was not performed for those Mortgaged Properties and Mortgage Loan Assets for which the Property Type for such Mortgaged Property and Mortgage Loan Asset, respectively, was equal to “Multifamily” (as set forth on the Final Data File). For the Mortgage Loan Assets with a 4th Largest Tenant Square Feet amount of "Various", is set equal to "Various" . For each Mortgage Loan Assets identified as a Cross Defaulted Loans Parent Level, set equal to blank.
272	5th Largest Tenant Square Feet %	For the Mortgaged Properties, the quotient of (i) 5th Largest Tenant Square Feet and (ii) Number of Units. This procedure was not performed for those Mortgaged Properties and Mortgage Loan Assets for which the Property Type for such Mortgaged Property and Mortgage Loan Asset, respectively, was equal to “Multifamily” (as set forth on the Final Data File). For the Mortgage Loan Assets with a 5th Largest Tenant Square Feet amount of "Various", is set equal to "Various" . For each Mortgage Loan Assets identified as a Cross Defaulted Loans Parent Level, set equal to blank.
285	Mortgage Loan Commitment Cut-Off Date Balance ($)	Set equal to Mortgage Loan Commitment Original Balance ($)
292	Exit Fee ($)	For the Mortgage Loan Individual Assets, the product of (i) Mortgage Loan Commitment Cut-Off Date Balance ($) and (ii) Exit Fee %. For each Mortgage Loan Assets identified as a Cross Defaulted Loans Parent Level, set equal to blank.
296	Fully Extended IO Period (Remaining)	For the Mortgage Loan Individual Assets, the difference between (i) Fully Extended IO Period (Initial) and (ii) Seasoning (months). For each Mortgage Loan Assets identified as a Cross Defaulted Loans Parent Level, set equal to blank.

PricewaterhouseCoopers LLP, 300 Madison Avenue, New York, NY 10017
T: (646) 471-3000, F: (813)-286-6000 www.pwc.com	34